Intangible Assets Deemed to Indefinite Life and Not Being Amortized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 52,957	$ 24,035
Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	34,407
Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	11,635
Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	29,412	9,835
Use Rights Not Subject To Amortization | Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	20,027
Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	16,945	2,565
Trade names | Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	14,380
Aggregates Business
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	15,985	21,470
Aggregates Business | Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	11,635
Aggregates Business | Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	9,385	9,835
Magnesia Specialties
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Magnesia Specialties | Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565